EQUITY INCENTIVE PLAN (Tables)	9 Months Ended
Sep. 30, 2017
Equity Incentive Plan Tables
Stock option activity
			Weighted
	Number	Weighted	Average
	of Share	Average	Remaining	Aggregate
	Subject to	Exercise	Contractual	Intrinsic
	Option	Price	Term	Value
Balance at December 31, 2016	58,499	$1.68	9.29
Granted	1,161,313	1.56	9.30
Exercised	—	—	—
Canceled	—	—	—
Balance at September 30, 2017	1,219,812	$1.56	9.26	$430,190

Exercisable at September 30, 2017	262,645	$1.57	8.72	$102,397

Vested and expected to vest at September 30, 2017	1,131,991	$1.56	9.26	$399,140